16. Off-Balance Sheet Activities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expiration period for letters of credit	1 year
Letter of credit [Member]
Financial instrument off balance sheet risk exposure	$ 292	$ 324
Line of credit [Member]
Financial instrument off balance sheet risk exposure	40,024	41,738
Loans payable [Member]
Financial instrument off balance sheet risk exposure	$ 5,614	$ 2,862